Intangible Asset (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Intangible Asset
Beginning balance		¥ 2,579,338
Addition			¥ 2,852,370
Amortization	$ (89,019)	(619,733)	(491,069)
Foreign currency translation difference		34,687	218,037
Ending balance		1,994,292	2,579,338
Impairment charges		¥ 0	0
Convertible preferred stock
Intangible Asset
Addition			¥ 2,852,000